Deferred Income - Additional Information (Details) - Feb. 28, 2021	USD ($)	SGD ($)
Disclosure of Deferred Income [Line Items]
Grant received	$ 75,848
Monetary Authority of Singapore (MAS)
Disclosure of Deferred Income [Line Items]
Grant received	$ 78,463	$ 107,000